Finance income (Tables)	12 Months Ended
Mar. 31, 2022
Finance Income
Schedule of finance income

	March 31,
	2020	2021	2022
Interest income on :
- Bank deposits recognised at amortised cost	22,594	46,236	25,804
- Others*	26,502	32,529	10,365
Foreign exchange gain (net)	4,322	58	8,346
Unwinding of other financial assets	5,223	2,781	3,301
Total	58,641	81,604	47,816

*	Interest income on others include interest income on loan given to joint venture of INR 4,240 (March 31, 2021: INR 7,206 and March 31, 2020: INR 4,810).